ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 26, 2014
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

The Company's trade accounts receivable consist primarily of individual accounts, none of which is individually significant. Trade receivables are inherently exposed to credit risk, and thus the Company monitors the creditworthiness of its customers on an ongoing basis and provides a reserve for estimated uncollectible accounts. If the financial condition of the Company’s customers were to deteriorate, increases in its allowance for doubtful accounts may be needed.

The activity in the allowance for doubtful accounts consisted of the following:

Balance at December 27, 2013	Charged to Expense	Deductions(1)	Balance at September 26, 2014
$3,595	$2,186	$(1,654)	$4,127
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(1)	Accounts receivable previously charged to expense, written-off as uncollectible, net of recoveries.